Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	$ 1,514,120	$ 1,088,191
Operating expense	(989,586)	(764,232)
Depreciation and depletion	(220,487)	(214,975)
Cost of sales	(1,210,073)	(979,207)
Income from mine operations	304,047	108,984
Care and maintenance expense	(580)	(1,431)
Exploration and evaluation expense	(12,493)	(11,690)
General and administration expense	(53,010)	(46,243)
Income from operations	237,964	49,620
Finance expense	(95,381)	(60,201)
Finance income	8,062	11,689
Share of net income (loss) of associates	702	(17,465)
Other income	478,734	31,125
Income before income taxes	630,081	14,768
Income tax (expense) recovery	(290,794)	14,116
Net income	$ 339,287	$ 28,884
Net income per share
Basic (in dollars per share)	$ 0.85	$ 0.09
Diluted (in dollars per share)	$ 0.75	$ 0.09
Weighted average shares outstanding
Basic (in shares)	400,109,698	312,765,516
Diluted (in shares)	473,546,710	316,302,864